ACCOUNTING POLICIES (Details) $ in Millions	Sep. 30, 2021 USD ($)
Disclosure Of Accounting Policies [Abstract]
Available liquidity	$ 185.5
Cash position	109.9
Restricted cash	5.7
Amount of debt excluding amortized bank fees	$ 938.2
Net debt loan-to-value ratio	53.60%